Condensed consolidating financial information	12 Months Ended
Dec. 31, 2014
Condensed Consolidating Financial Information [Abstract]
Condensed consolidated parent company and guarantor financial statements
Condensed consolidating financial information
The following tables present condensed consolidating balance sheets as at December 31, 2014 and 2013, condensed consolidating statements of comprehensive income and condensed consolidating statements of cash flows for the years ended December 31, 2014, 2013 and 2012, respectively, for Validus Holdings, Ltd. (the “Parent Guarantor”), Validus Holdings (UK) plc (the “Subsidiary Issuer”) and the non-guarantor subsidiaries of Validus Holdings, Ltd. The Subsidiary Issuer is a wholly-owned subsidiary of the Parent Guarantor. Investments in subsidiaries are accounted for under the equity method for purposes of the supplemental consolidating presentation and earnings of subsidiaries are reflected in the investment accounts and earnings. The Subsidiary Issuer is only allowed to issue senior notes that are fully and unconditionally guaranteed by the Parent Guarantor.

Condensed Consolidating Balance Sheet As at December 31, 2014	Validus Holdings, Ltd. (Parent Guarantor)	Validus Holdings (UK) plc (Subsidiary Issuer)	Other Validus Holdings, Ltd. Subsidiaries (Non-guarantor Subsidiaries) (a)	Consolidating Adjustments (b)	Validus Holdings, Ltd. Consolidated
Assets
Fixed maturities, at fair value	$—	$—	$5,592,931	$(60,200)	$5,532,731
Short-term investments, at fair value	—	—	1,051,074	—	$1,051,074
Other investments, at fair value	—	—	881,123	(68,112)	$813,011
Cash and cash equivalents	29,798	81	547,361	—	$577,240
Restricted cash	—	—	173,003	—	173,003
Total investments and cash	29,798	81	8,245,492	(128,312)	8,147,059
Investment in affiliates	—	—	261,483	—	261,483
Investment in subsidiaries on an equity basis	4,140,770	656,738	—	(4,797,508)	—
Premiums receivable	—	—	707,647	—	707,647
Deferred acquisition costs	—	—	161,295	—	161,295
Prepaid reinsurance premiums	—	—	81,983	—	81,983
Securities lending collateral	—	—	470	—	470
Loss reserves recoverable	—	—	377,466	—	377,466
Paid losses recoverable	—	—	38,078	—	38,078
Deferred tax asset	—	—	23,821	—	23,821
Intangible assets	—	—	126,924	—	126,924
Goodwill	—	—	195,897	—	195,897
Intercompany receivable	41,078	—	20	(41,098)	—
Other assets	3,239	—	186,259	—	189,498
Total assets	$4,214,885	$656,819	$10,406,835	$(4,966,918)	$10,311,621
Liabilities
Reserve for losses and loss expenses	$—	$—	$3,234,394	$—	$3,234,394
Unearned premiums	—	—	990,564	—	990,564
Reinsurance balances payable	—	—	127,128	—	127,128
Securities lending payable	—	—	936	—	936
Deferred tax liability	—	—	5,541	—	5,541
Net payable for investments purchased	—	—	50,256	—	50,256
Accounts payable and accrued expenses	29,621	96	288,528	—	318,245
Intercompany payable	—	20	41,078	(41,098)	—
Notes payable to operating affiliates	—	—	671,465	—	671,465
Senior notes payable	247,306	—	—	—	247,306
Debentures payable	350,000	—	249,477	(60,200)	539,277
Total liabilities	$626,927	$116	$5,659,367	$(101,298)	$6,185,112
Redeemable noncontrolling interest	—	—	79,956	—	79,956
Total shareholders' equity available to Validus	3,587,958	656,703	4,208,917	(4,865,620)	3,587,958
Noncontrolling interest	—	—	458,595	—	458,595
Total liabilities, noncontrolling interests and shareholders' equity	$4,214,885	$656,819	$10,406,835	$(4,966,918)	$10,311,621

(a)	Amounts include an aggregation of the non-guarantor subsidiaries and include consolidating adjustments between these subsidiaries.

(b)	Amounts include consolidating adjustments between the Parent Guarantor, the Subsidiary Issuer and the non-guarantor subsidiaries.

Condensed Consolidating Balance Sheet As at December 31, 2013	Validus Holdings, Ltd. (Parent Guarantor)	Validus Holdings (UK) plc (Subsidiary Issuer)	Other Validus Holdings, Ltd. Subsidiaries (Non-guarantor Subsidiaries) (a)	Consolidating Adjustments (b)	Validus Holdings, Ltd. Consolidated
Assets
Fixed maturities, at fair value	$—	$—	$5,602,458	$(60,200)	$5,542,258
Short-term investments, at fair value	—	—	787,714	—	787,714
Other investments, at fair value	—	—	770,116	(66,030)	704,086
Cash and cash equivalents	20,385	—	713,763	—	734,148
Restricted cash	—	—	200,492	—	200,492
Total investments and cash	$20,385	$—	$8,074,543	$(126,230)	$7,968,698
Investments in affiliates	—	—	141,243	—	141,243
Investment in subsidiaries on an equity basis	4,273,592	8,479	—	(4,282,071)	—
Premiums receivable	—	—	697,233	—	697,233
Deferred acquisition costs	—	—	134,269	—	134,269
Prepaid reinsurance premiums	—	—	103,251	—	103,251
Securities lending collateral	—	—	3,392	—	3,392
Loss reserves recoverable	—	—	370,154	—	370,154
Paid losses recoverable	—	—	80,080	—	80,080
Intangible assets	—	—	106,407	—	106,407
Goodwill	—	—	20,393	—	20,393
Intercompany receivable	29,048	—	100	(29,148)	—
Other assets	3,767	—	217,545	—	221,312
Total assets	$4,326,792	$8,479	$9,948,610	$(4,437,449)	$9,846,432
Liabilities
Reserve for losses and loss expenses	$—	$—	$3,030,399	$—	$3,030,399
Unearned premiums	—	—	824,496	—	824,496
Reinsurance balances payable	—	—	154,874	—	154,874
Securities lending payable	—	—	3,858	—	3,858
Deferred tax liability	—	—	19,086	—	19,086
Net payable for investments purchased	—	—	19,383	—	19,383
Accounts payable and accrued expenses	25,500	—	252,687	—	278,187
Intercompany payable	—	100	29,048	(29,148)	—
Notes payable to operating affiliates	—	—	439,272	—	439,272
Senior notes payable	247,198	—	—	—	247,198
Debentures payable	350,000	—	251,616	(60,200)	541,416
Total liabilities	$622,698	$100	$5,024,719	$(89,348)	$5,558,169
Redeemable noncontrolling interest	—	—	86,512	—	86,512
Total shareholders' equity available to Validus	3,704,094	8,379	4,339,722	(4,348,101)	3,704,094
Noncontrolling interest	—	—	497,657	—	497,657
Total liabilities, noncontrolling interest and shareholders' equity	$4,326,792	$8,479	$9,948,610	$(4,437,449)	$9,846,432

(a)	Amounts include an aggregation of the non-guarantor subsidiaries and include consolidating adjustments between these subsidiaries.

(b)	Amounts include consolidating adjustments between the Parent Guarantor, the Subsidiary Issuer and the non-guarantor subsidiaries.

Condensed Consolidating Statement of Comprehensive Income For the Year Ended December 31, 2014	Validus Holdings, Ltd. (Parent Guarantor)	Validus Holdings (UK) plc (Subsidiary Issuer)	Other Validus Holdings, Ltd. Subsidiaries (Non-guarantor Subsidiaries) (a)	Consolidating Adjustments (b)	Validus Holdings, Ltd. Consolidated
Revenues
Net premiums earned	$—	$—	$2,002,404	$—	$2,002,404
Net investment income	14	—	103,972	(3,910)	100,076
Net realized gains on investments	—	—	23,095	—	23,095
Change in net unrealized losses on investments	—	—	(55,891)	(2,082)	(57,973)
Income from investment affiliate	—	—	8,411	—	8,411
Other insurance related income and other income	—	—	86,906	(67,167)	19,739
Foreign exchange gains (losses)	648	1	(11,279)	—	(10,630)
Total revenues	$662	$1	$2,157,618	$(73,159)	$2,085,122
Expenses
Losses and loss expenses	—	—	772,049	—	772,049
Policy acquisition costs	—	—	340,556	—	340,556
General and administrative expenses	86,108	117	310,734	(67,167)	329,792
Share compensation expenses	6,424	—	26,649	—	33,073
Finance expenses	47,689	—	18,109	(1,944)	63,854
Transaction expenses	—	—	8,096	—	8,096
Total expenses	$140,221	$117	$1,476,193	$(69,111)	$1,547,420
(Loss) income before taxes, income from operating affiliates, (income) attributable to operating affiliate investors and equity in net earnings of subsidiaries	(139,559)	(116)	681,425	(4,048)	537,702
Tax expense	—	—	(155)	—	(155)
Income from operating affiliates	—	—	17,723	—	17,723
(Income) attributable to operating affiliate investors	—	—	(109,399)	—	(109,399)
Equity in net earnings of subsidiaries	620,894	1,940	—	(622,834)	—
Net income (loss)	$481,335	$1,824	$589,594	$(626,882)	$445,871
Net loss attributable to noncontrolling interest	—	—	35,464	—	35,464
Net income (loss) available (attributable) to Validus	$481,335	$1,824	$625,058	$(626,882)	$481,335
Other comprehensive (loss) income	(7,939)	—	(7,711)	7,711	(7,939)
Comprehensive income (loss) available (attributable) to Validus	$473,396	$1,824	$617,347	$(619,171)	$473,396

(a)	Amounts include an aggregation of the non-guarantor subsidiaries and include consolidating adjustments between these subsidiaries.

(b)	Amounts include consolidating adjustments between the Parent Guarantor, the Subsidiary Issuer and the non-guarantor subsidiaries.

Condensed Consolidating Statement of Comprehensive Income For the Year Ended December 31, 2013	Validus Holdings, Ltd. (Parent Guarantor)	Validus Holdings (UK) plc (Subsidiary Issuer)	Other Validus Holdings, Ltd. Subsidiaries (Non-guarantor Subsidiaries) (a)	Consolidating Adjustments (b)	Validus Holdings, Ltd. Consolidated
Revenues
Net premiums earned	$—	$—	$2,102,045	$—	$2,102,045
Net investment income	14	—	103,272	(7,214)	96,072
Net realized gains on investments	—	—	3,258	—	3,258
Change in net unrealized losses on investments	—	—	(49,599)	(8,882)	(58,481)
Income from investment affiliate	—	—	4,790	—	4,790
Other insurance related income and other income	36	—	75,425	(67,118)	8,343
Foreign exchange (losses) gains	(382)	—	2,887	—	2,505
Total revenues	$(332)	$—	$2,242,078	$(83,214)	$2,158,532
Expenses
Losses and loss expenses	—	—	793,932	—	793,932
Policy acquisition costs	—	—	360,310	—	360,310
General and administrative expenses	84,143	—	298,240	(67,118)	315,265
Share compensation expenses	6,329	—	21,301	—	27,630
Finance expenses	45,868	—	20,278	(1,969)	64,177
Total expenses	$136,340	$—	$1,494,061	$(69,087)	$1,561,314
(Loss) income before taxes, income from operating affiliates, (income) attributable to operating affiliate investors and equity in net earnings (losses) of subsidiaries	(136,672)	—	748,017	(14,127)	597,218
Tax expense	—	—	(383)	—	(383)
Income from operating affiliates	—	—	14,289	—	14,289
(Income) attributable to operating affiliate investors	—	—	(68,763)	—	(68,763)
Equity in net earnings (losses) of subsidiaries	669,338	(5,938)	—	(663,400)	—
Net income (loss)	$532,666	$(5,938)	$693,160	$(677,527)	$542,361
Net income attributable to noncontrolling interest	—	—	(9,695)	—	(9,695)
Net income (loss) available (attributable) to Validus	$532,666	$(5,938)	$683,465	$(677,527)	$532,666
Other comprehensive (loss) income	(1,954)	—	(1,954)	1,954	(1,954)
Comprehensive income (loss) available (attributable) to Validus	$530,712	$(5,938)	$681,511	$(675,573)	$530,712

(a)	Amounts include an aggregation of the non-guarantor subsidiaries and include consolidating adjustments between these subsidiaries.

(b)	Amounts include consolidating adjustments between the Parent Guarantor, the Subsidiary Issuer and the non-guarantor subsidiaries.

Condensed Consolidating Statement of Comprehensive Income For the Year Ended December 31, 2012	Validus Holdings, Ltd. (Parent Guarantor)	Validus Holdings (UK) plc (Subsidiary Issuer)	Other Validus Holdings, Ltd. Subsidiaries (Non-guarantor Subsidiaries) (a)	Consolidating Adjustments (b)	Validus Holdings, Ltd. Consolidated
Revenue
Net premiums earned	$—	$—	$1,873,216	$—	$1,873,216
Gain on bargain purchase, net of expenses	—	—	17,701	—	17,701
Net investment income	3	—	113,375	(5,442)	107,936
Net realized gains on investments	—	—	18,233	—	18,233
Change in net unrealized gains on investments	—	—	17,585	—	17,585
Loss from investment affiliate	—	—	(964)	—	(964)
Other insurance related income and other income	—	—	37,022	(14,626)	22,396
Foreign exchange (losses) gains	(469)	—	5,267	—	4,798
Total revenue	$(466)	$—	$2,081,435	$(20,068)	$2,060,901
Expenses
Losses and loss expenses	—	—	999,446	—	999,446
Policy acquisition costs	—	—	334,698	—	334,698
General and administrative expenses	66,576	—	211,702	(14,626)	263,652
Share compensation expenses	8,503	—	18,206	—	26,709
Finance expenses	45,203	—	12,186	(3,532)	53,857
Total expenses	$120,282	$—	$1,576,238	$(18,158)	$1,678,362
(Loss) income before taxes, income from operating affiliates and equity in net earnings (losses) of subsidiaries	(120,748)	—	505,197	(1,910)	382,539
Tax expense	—	—	(2,501)	—	(2,501)
Income from operating affiliates	—	—	12,580	—	12,580
Equity in net earnings (losses) of subsidiaries	529,186	(1,306)	—	(527,880)	—
Net income (loss)	$408,438	$(1,306)	$515,276	$(529,790)	$392,618
Net loss attributable to noncontrolling interest	—	—	15,820	—	15,820
Net income (loss) available (attributable) to Validus	$408,438	$(1,306)	$531,096	$(529,790)	$408,438
Other comprehensive income (loss)	3,648	—	3,648	(3,648)	3,648
Comprehensive income (loss) available (attributable) to Validus	$412,086	$(1,306)	$534,744	$(533,438)	$412,086

(a)	Amounts include an aggregation of the non-guarantor subsidiaries and include consolidating adjustments between these subsidiaries.

(b)	Amounts include consolidating adjustments between the Parent Guarantor, the Subsidiary Issuer and the non-guarantor subsidiaries.

Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2014	Validus Holdings, Ltd. (Parent Guarantor)	Validus Holdings (UK) plc (Subsidiary Issuer)	Other Validus Holdings, Ltd. Subsidiaries (Non-guarantor Subsidiaries) (a)	Consolidating Adjustments (b)	Validus Holdings, Ltd. Consolidated
Net cash (used in) provided by operating activities	$(41,905)	$81	$383,605	$(100,000)	$241,781
Cash flows provided by (used in) investing activities
Proceeds on sales of investments	—	—	4,756,555	—	4,756,555
Proceeds on maturities of investments	—	—	554,619	—	554,619
Purchases of fixed maturities	—	—	(4,379,314)	—	(4,379,314)
Purchases of short-term investments, net	—	—	(121,264)	—	(121,264)
Purchases of other investments	—	—	(119,815)	—	(119,815)
Decrease in securities lending collateral	—	—	2,922	—	2,922
Investment in operating affiliates	—	—	(37,600)	—	(37,600)
Redemption from operating affiliates	—	—	77,544	—	77,544
Investment in investment affiliates	—	—	(12,468)	—	(12,468)
Decrease in restricted cash	—	—	27,489	—	27,489
Proceeds on sale of subsidiary, net of cash	—	—	16,459	—	16,459
Purchase of subsidiary, net of cash acquired	—	—	(643,545)	—	(643,545)
Return of capital from subsidiaries	673,966	—	—	(673,966)	—
Investment in subsidiaries	—	(240,000)	(240,000)	480,000	—
Net cash provided by (used in) investing activities	673,966	(240,000)	(118,418)	(193,966)	121,582
Cash flows provided by (used in) financing activities
Proceeds on issuance of notes payable to operating affiliates	—	—	680,027	—	680,027
Repayments on notes payable to operating affiliates	—	—	(617,068)	—	(617,068)
Issuance of common shares, net	5,347	—	—	—	5,347
Purchases of common shares under share repurchase program	(510,952)	—	—	—	(510,952)
Dividends paid	(117,043)	—	(100,000)	100,000	(117,043)
Decrease in securities lending payable	—	—	(2,922)	—	(2,922)
Third party investment in redeemable noncontrolling interest	—	—	68,200	—	68,200
Third party redemption of redeemable noncontrolling interest	—	—	(10,496)	—	(10,496)
Third party subscriptions received in advance	—	—	15,400	—	15,400
Return of capital to parent	—	—	(673,966)	673,966	—
Capital contribution from parent	—	240,000	240,000	(480,000)	—
Net cash (used in) provided by financing activities	(622,648)	240,000	(400,825)	293,966	(489,507)
Effect of foreign currency rate changes on cash and cash equivalents	—	—	(30,764)	—	(30,764)
Net increase (decrease) in cash	9,413	81	(166,402)	—	(156,908)
Cash and cash equivalents, beginning of year	20,385	—	713,763	—	734,148
Cash and cash equivalents, end of year	$29,798	$81	$547,361	$—	$577,240

(a)	Amounts include an aggregation of the non-guarantor subsidiaries and include consolidating adjustments between these subsidiaries.

(b)	Amounts include consolidating adjustments between the Parent Guarantor, the Subsidiary Issuer and the non-guarantor subsidiaries.

Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2013	Validus Holdings, Ltd. (Parent Guarantor)	Validus Holdings (UK) plc (Subsidiary Issuer)	Other Validus Holdings, Ltd. Subsidiaries (Non-guarantor Subsidiaries) (a)	Consolidating Adjustments (b)	Validus Holdings, Ltd. Consolidated
Net cash provided by (used in) operating activities	$873,083	$—	$401,191	$(1,009,000)	$265,274
Cash flows provided by (used in) investing activities
Proceeds on sales of investments	—	—	4,370,548	—	4,370,548
Proceeds on maturities of investments	—	—	490,459	—	490,459
Purchases of fixed maturities	—	—	(5,392,728)	—	(5,392,728)
Sales of short-term investments, net	—	—	353,353	—	353,353
Purchases of other investments	—	—	(38,492)	—	(38,492)
Increase in securities lending collateral	—	—	(3,167)	—	(3,167)
Investment in operating affiliates	—	—	(22,000)	—	(22,000)
Redemption from operating affiliates	—	—	86,657	—	86,657
Investment in investment affiliates	—	—	(14,492)	—	(14,492)
Increase in restricted cash	—	—	(172,962)	—	(172,962)
Proceeds on sale of subsidiary, net of cash	—	—	21,388	—	21,388
Net cash used in investing activities	—	—	(321,436)	—	(321,436)
Cash flows provided by (used in) financing activities
Proceeds on issuance of notes payable to operating affiliates	—	—	442,412	—	442,412
Repayments on notes payable to operating affiliates	—	—	(3,553)	—	(3,553)
Issuance of common shares, net	1,211	—	—	—	1,211
Purchases of common shares under share repurchase program	(513,504)	—	—	—	(513,504)
Dividends paid	(360,071)	—	(1,009,000)	1,009,000	(360,071)
Increase in securities lending payable	—	—	3,167	—	3,167
Third party investment in redeemable noncontrolling interest	—	—	92,190	—	92,190
Third party redemption of redeemable noncontrolling interest	—	—	(19,400)	—	(19,400)
Investment in third party noncontrolling interest	—	—	58,500	—	58,500
Third party subscriptions received in advance	—	—	35,000	—	35,000
Net cash (used in) provided by financing activities	(872,364)	—	(400,684)	1,009,000	(264,048)
Effect of foreign currency rate changes on cash and cash equivalents	—	—	(6,364)	—	(6,364)
Net increase (decrease) in cash	719	—	(327,293)	—	(326,574)
Cash and cash equivalents, beginning of year	19,666	—	1,041,056	—	1,060,722
Cash and cash equivalents, end of year	$20,385	$—	$713,763	$—	$734,148

(a)	Amounts include an aggregation of the non-guarantor subsidiaries and include consolidating adjustments between these subsidiaries.

(b)	Amounts include consolidating adjustments between the Parent Guarantor, the Subsidiary Issuer and the non-guarantor subsidiaries.

Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2012	Validus Holdings, Ltd. (Parent Guarantor)	Validus Holdings (UK) plc (Subsidiary Issuer)	Other Validus Holdings, Ltd. Subsidiaries (Non-guarantor Subsidiaries) (a)	Consolidating Adjustments (b)	Validus Holdings, Ltd. Consolidated
Net cash provided by (used in) operating activities	$548,288	$—	$728,877	$(734,000)	$543,165
Cash flows provided by (used in) investing activities
Proceeds on sales of investments	—	—	3,393,740	—	3,393,740
Proceeds on maturities of investments	—	—	548,226	—	548,226
Purchases of fixed maturities	—	—	(3,726,611)	—	(3,726,611)
Sales of short-term investments, net	—	—	56,502	—	56,502
Purchases of other investments	—	—	(491,210)	—	(491,210)
Decrease in securities lending collateral	—	—	7,771	—	7,771
Investment in operating affiliates	—	—	(91,500)	—	(91,500)
Investment in investment affiliates	—	—	(12,835)	—	(12,835)
Increase in restricted cash	—	—	(3,493)	—	(3,493)
Purchase of subsidiary, net of cash acquired	—	—	17,196	—	17,196
Investment in subsidiaries	(166,582)	—	—	166,582	—
Net cash (used in) provided by investing activities	(166,582)	—	(302,214)	166,582	(302,214)
Cash flows provided by (used in) financing activities
Issuance of common shares, net	3,015	—	—	—	3,015
Purchases of common shares under share repurchase program	(259,962)	—	—	—	(259,962)
Dividends paid	(110,037)	—	(734,000)	734,000	(110,037)
Decrease in securities lending payable	—	—	(7,771)	—	(7,771)
Investment in third party noncontrolling interest	—	—	450,100	—	450,100
Third party subscriptions received in advance	—	—	19,400	—	19,400
Capital contribution from parent	—	—	166,582	(166,582)	—
Net cash (used in) provided by financing activities	(366,984)	—	(105,689)	567,418	94,745
Effect of foreign currency rate changes on cash and cash equivalents	—	—	17,540	—	17,540
Net increase in cash	14,722	—	338,514	—	353,236
Cash and cash equivalents, beginning of year	4,944	—	702,542	—	707,486
Cash and cash equivalents, end of year	$19,666	$—	$1,041,056	$—	$1,060,722

(a)	Amounts include an aggregation of the non-guarantor subsidiaries and include consolidating adjustments between these subsidiaries.

(b)	Amounts include consolidating adjustments between the Parent Guarantor, the Subsidiary Issuer and the non-guarantor subsidiaries.